Loans Receivable, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financing Receivable, after Allowance for Credit Loss, Noncurrent [Abstract]
Balance at beginning of the period/year	$ 90,849
Provision of expected credit losses	3,312	90,705
Exchange rate differences	(688)	144
Balance at end of the period/year	$ 93,473	$ 90,849